Restructuring - Organizational Changes (Detail)	3 Months Ended
Jun. 30, 2018
Corporate & Investment Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	461
Private & Commercial Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	88
Asset Management [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	21
Infrastructure [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	141
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	712